Annual Operating Expenses - VIPInternationalIndexPortfolio-InitialServiceService2PRO - VIPInternationalIndexPortfolio-InitialServiceService2PRO - VIP International Index Portfolio	Apr. 29, 2024
VIP International Index Portfolio - Initial Class
Operating Expenses:
Management fee	0.11%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%
Total annual operating expenses	0.17%
VIP International Index Portfolio - Service Class 2
Operating Expenses:
Management fee	0.11%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.06%
Total annual operating expenses	0.42%
VIP International Index Portfolio - Service Class
Operating Expenses:
Management fee	0.11%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.06%
Total annual operating expenses	0.27%